Borrowings - Early Retirement of debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Oct. 31, 2024	May 31, 2024
Disclosure of detailed information about borrowings [line items]
Loss on early retirement of debt			$ 2,470
ABS Notes and Term Loan I
Disclosure of detailed information about borrowings [line items]
Loss on early retirement of debt		$ 26,793
Credit Facility
Disclosure of detailed information about borrowings [line items]
Write-off of finance costs	$ 12,514
Term Loan II
Disclosure of detailed information about borrowings [line items]
Loss on early retirement of debt	$ 178
ABS Notes III And V
Disclosure of detailed information about borrowings [line items]
Loss on early retirement of debt				$ 10,649